Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
C000068994
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares with sales load
Average Annual Return, Percent	(16.50%)	(13.68%)	(14.26%)
C000068995
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C Shares with sales load
Average Annual Return, Percent	(13.16%)	(13.34%)	(14.28%)
C000068996
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000073699
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares with sales load
Average Annual Return, Percent	(2.27%)	13.50%	7.55%
C000073700
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C Shares with sales load
Average Annual Return, Percent	1.65%	13.89%	7.50%
C000096922
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R Shares
C000168179
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 Shares
C000073701
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Without Sales Load [Member] | C000068994
Average Annual Return [Line Items]
Average Annual Return, Percent	(11.64%)	(12.70%)	(13.77%)
Without Sales Load [Member] | C000068995
Average Annual Return [Line Items]
Average Annual Return, Percent	(12.37%)	(13.34%)	(14.28%)
Without Sales Load [Member] | C000068996
Average Annual Return [Line Items]
Average Annual Return, Percent	(11.49%)	(12.48%)	(13.53%)
Without Sales Load [Member] | C000073699
Average Annual Return [Line Items]
Average Annual Return, Percent	3.42%	14.79%	8.16%
Without Sales Load [Member] | C000073700
Average Annual Return [Line Items]
Average Annual Return, Percent	2.58%	13.89%	7.50%
Without Sales Load [Member] | C000096922
Average Annual Return [Line Items]
Average Annual Return, Percent	3.33%	14.70%	8.10%
Without Sales Load [Member] | C000168179
Average Annual Return [Line Items]
Average Annual Return, Percent	3.73%	15.15%	8.47%
Without Sales Load [Member] | C000073701
Average Annual Return [Line Items]
Average Annual Return, Percent	3.67%	15.09%	8.43%
FEDERATED INDEX: S&P 500
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	17.60%	16.47%	15.30%
FEDERATED INDEX: S&P 500
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	17.60%	16.47%	15.30%
FEDERATED INDEX: S&P 500
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	17.60%	16.47%	15.30%
FEDERATED INDEX: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.41%	15.74%	14.71%
FEDERATED INDEX: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.41%	15.74%	14.71%
FEDERATED INDEX: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.41%	15.74%	14.71%
FEDERATED INDEX: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.41%	15.74%	14.71%
FEDERATED INDEX: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.41%	15.74%	14.71%
FEDERATED INDEX: S&P 500 Inverse Daily Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Inverse Daily Index
Average Annual Return, Percent	(10.13%)	(11.30%)	(12.43%)
FEDERATED INDEX: S&P 500 Inverse Daily Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Inverse Daily Index
Average Annual Return, Percent	(10.13%)	(11.30%)	(12.43%)
FEDERATED INDEX: S&P 500 Inverse Daily Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Inverse Daily Index
Average Annual Return, Percent	(10.13%)	(11.30%)	(12.43%)
FEDERATED INDEX: Morningstar Small Value Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Small Value Funds Average
Average Annual Return, Percent	5.00%	15.50%	8.87%
FEDERATED INDEX: Russell 2000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	7.88%	14.60%	9.22%
FEDERATED INDEX: Morningstar Small Value Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Small Value Funds Average
Average Annual Return, Percent	5.00%	15.50%	8.87%
FEDERATED INDEX: Russell 2000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	7.88%	14.60%	9.22%
FEDERATED INDEX: Morningstar Small Value Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Small Value Funds Average
Average Annual Return, Percent	5.00%	15.50%	8.87%
FEDERATED INDEX: Russell 2000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	7.88%	14.60%	9.22%
FEDERATED INDEX: Morningstar Small Value Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Small Value Funds Average
Average Annual Return, Percent	5.00%	15.50%	8.87%
FEDERATED INDEX: Russell 2000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	7.88%	14.60%	9.22%
FEDERATED INDEX: Morningstar Small Value Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Small Value Funds Average
Average Annual Return, Percent	5.00%	15.50%	8.87%
FEDERATED INDEX: Russell 2000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	7.88%	14.60%	9.22%